RECEIVABLE FOR BITCOIN COLLATERAL, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Receivable For Bitcoin Collateral Net
Number of bitcoin	189.93
Fair value of bitcoin collateral	$ 16,807,916
Provision for credit losses for bitcoin collateral